2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Impairment of long-lived assets			$ 0	$ 0
Unrecognized tax benefits			$ 0	$ 0
Potentially dilutive shares	0	0	0	0
Racecars and equipment [Member]
Property and equipment useful lives			5 years
Furniture and Fixtures [Member]
Property and equipment useful lives	7 years		7 years